EQUITY - Disclosure of composition of share capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Number of shares issued	3,085,452	2,232,359
Number of shares outstanding	3,085,452	2,232,359	1,261,590	1,135,273